Related party and employee transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party and employee transactions
Schedule of Related Party Transactions
(a)	Amounts due from related parties

	December 31,	December 31,
	2023	2024
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	85,595,700	84,337,080
Guangzhou Huanglong Information Technology Co., Ltd.	27,153,613	26,882,866
Madison Development Limited	3,689,595	480,132
Suzhou Wanzhuo’s non-controlling interest holders	28,834,616	28,410,626
Taicang Pengchi’s non-controlling interest holders	23,494,569	27,582,909
Suzhou Rongjingchen Real Estate Co., Ltd.	19,931,382	19,638,306
Others	3,927,036	4,383,134
Total current amounts due from related parties	192,626,511	191,715,053

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	1,047,764	1,032,357
Suzhou Yefang’s non-controlling interest holders	11,293,716	11,181,487
Others	2,463,750	2,427,522
Total non-current amounts due from related parties	14,805,230	14,641,366
Total	207,431,741	206,356,419

(b)	Amounts due to related parties

	December 31,	December 31,
	2023	2024
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,512,945	1,452,578
Suzhou Wanzhuo’s non-controlling interest shareholders	2,666,033	—
Henan Qingning Apartment Management Co., Ltd.	9,707,534	9,542,023
Suzhou Kairongchen Real Estate Co., Ltd.	40,504,045	40,222,303
Others	18,519,868	18,276,698
Total current amounts due to related parties	72,910,425	69,493,602

(c)	Amounts due from employees

	December 31,	December 31,
	2023	2024
	US$	US$
Advances to employees	1,038,494	805,503